UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549
	Form 13F

	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	DDJ Capital Management, LLC
Address:	141 Linden Street, Suite 4
	Wellesley, MA  02482-7910
Form 13F File Number:	28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	David J. Breazzano
Title:	Member
Phone:	781-283-8500

Signature, Place, and Date of Signing:
/s/ David J. Breazzano	Wellesley, MA	November 14, 2002

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	26

Form 13F Information Table Value Total:	82,427

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


ALDERWOODS GROUP INC	COM	014383103	2,866	440,946	SH		SOLE		440,946
AMAZON COM INC	COM	023135106	605	38,000	SH		SOLE		38,000
AMERISTAR CASINOS INC	COM	03070Q101	190	10,000	SH		SOLE		10,000
BOYD GAMING CORP	COM	103304101	793	42,500	SH		SOLE		42,500
CARRIAGE SVCS INC	COM	143905107	559	183,800	SH		SOLE		183,800
CONTINENTAL AIRLS INC	CL B	210795308	135	25,000	SH		SOLE		25,000
GILAT SATELLITE NETWORKS	NOTE 4.250%
       LTD	3/1	375255AE6	696	4,800	SH		SOLE		4,800
HOLLYWOOD CASINO CORP	COM	436132203	966	80,000	SH		SOLE		80,000
INTERNET CAP GROUP INC	SUB NT CV
	5.5%04	46059CAA4	14,463	45,905	SH		SOLE		45,905
KINDRED HEALTHCARE INC	COM	494580103	370	10,000	SH		SOLE		10,000
LEAP WIRELESS INTL INC	PUT	521863950	230	460	SH		SOLE		460
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	389	100,000	SH		SOLE		100,000
LEVEL 3 COMMUNICATIONS INC	PUT	52729N950	454	1,000	SH		SOLE		1,000
MTR GAMING GROUP INC	COM	553769100	921	100,000	SH		SOLE		100,000
METRETEK TECHNOLOGIES INC	COM 	59159Q107	204	600,000	SH		SOLE		600,000
NEXTEL COMMUNICATIONS INC	CL A	65332V103	378	50,000	SH		SOLE		50,000
PTEK HLDGS INC	COM	69366M104	959	205,900	SH		SOLE		205,900
PENN NATL GAMING INC	COM	707569109	283	15,000	SH		SOLE		15,000
PENN TRAFFIC CO	COM NEW	707832200	29,124	4,460,104	SH		SOLE		4,460,104
PREMIERE TECHNOLOGIES INE	NOTE 5.750%
	7/0	74058FAC6	21,874	25,600	SH		SOLE		25,600
REDBACK NETWORKS INC	SB NT CV
	5%07	757209AB7	2,400	10,000	SH		SOLE		10,000
RES-CARE INC	NOTE
	6.000%12/0	760943AC4	1,763	2,500	SH		SOLE		2,500
SPECTRASITE HLDGS INC	NOTE
	6.750%11/1	84760TAL4	330	1,500	SH		SOLE		1,500
TENNECO AUTOMOTIVE INC	COM	880349105	253	60,000	SH		SOLE		60,000
TRIKON TECHNOLOGIES INC	COM NEW	896187408	841	148,000	SH		SOLE		148,000
TRUMP HOTELS & CASINO
    RESORT	COM	898168109	381	169,500	SH		SOLE		169,500
GRAND TOTAL	82,427	6,830,515	6,830,515
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